Federated Hermes Emerging Markets Equity Fund Expense Example - Class A and C Shares [Member] - Federated Hermes Emerging Markets Equity Fund	May 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 747
Expense Example, with Redemption, 3 Years	1,157
Expense Example, with Redemption, 5 Years	1,593
Expense Example, with Redemption, 10 Years	2,798
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	383
Expense Example, with Redemption, 3 Years	868
Expense Example, with Redemption, 5 Years	1,479
Expense Example, with Redemption, 10 Years	$ 2,949